Initial Public Offering (Details) - $ / shares		9 Months Ended	12 Months Ended
	Mar. 02, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Initial Public Offering (Details) [Line Items]
Price per share	$ 10	$ 1.5
Ordinary share, par value		$ 0.0001
Price per share				$ 0.003
Sale of ordinary shares (in Shares)		34,500,000
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of unit (in Shares)			34,500,000
Price per share	$ 10		$ 10
Sale of unit (in Shares)		34,500,000
Price per share		$ 10
Common Class A [Member]
Initial Public Offering (Details) [Line Items]
Ordinary share, par value		0.0001	0.0001	$ 0.0001
Warrant price, per share		$ 11.5	$ 11.5
Ordinary shares subject to possible redemption (in Shares)		34,500,000	34,500,000	0
Ordinary share, par value		$ 0.0001
Warrant price, per share		$ 11.5
Common Class A [Member] | Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of unit (in Shares)	34,500,000